Prepaid Expenses (Details) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Prepaid Expense, Current [Abstract]
Advertising & Conferences	$ 21,539	$ 21,878	$ 39,143
Legal fees	130	47,498	0
Licence, filing fees, dues	30,138	8,541	0
Office & Insurance	58,823	78,792	29,784
Research & Development	25,386	25,386	0
Prepaid expenses	$ 136,016	$ 182,095	$ 68,927